Statements of Operations and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 4,783,869	$ 4,480,059	$ 13,555,883	$ 11,583,450	$ 18,115,582	$ 15,084,726
Cost of goods sold	3,851,884	3,633,802	10,914,137	9,726,656	15,513,533	13,346,653
Gross profit	931,985	846,257	2,641,746	1,856,794	2,602,049	1,738,073
Operating expenses:
General and administrative expenses	157,426	237,577	1,160,243	824,971	1,298,634	858,395
Selling expenses	625,970	555,257	1,675,722	1,054,538	1,590,714	1,140,362
Total operating expenses	783,396	792,834	2,835,965	1,879,509	2,889,348	1,998,757
Income (loss) from operations	148,589	53,423	(194,219)	(22,715)	(287,299)	(260,684)
Other income (expense):
Interest expense	(209,369)	(116,702)	(627,334)	(368,616)	(495,850)	(317,819)
Subsidy income	498		118,007	914,385	942,095	595,416
Other income (expense)	(23,345)	(7,206)	(1,632)	(10,532)	71,186	96,609
Total other income (expense)	(232,216)	(123,908)	(510,959)	535,237	517,431	374,206
Income (loss) before income taxes	(83,627)	(70,485)	(705,178)	512,522	230,132	113,522
Income taxes
Net income (loss)	(83,627)	(70,485)	(705,178)	512,522	230,132	113,522
Other comprehensive income:
Unrealized foreign currency translation adjustment	29,475	(6,441)	129,845	24,955	39,872	175,540
Comprehensive income (loss)	$ (54,152)	$ (76,926)	$ (575,333)	$ 537,477	$ 270,004	$ 289,062